Other income (expense)	12 Months Ended
Mar. 31, 2012
Other income (expense)

12. Other income (expense):

Other income (expense) included in “Other, net” in the consolidated statements of income and comprehensive income for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Net realized gains (losses) on dispositions of investments in affiliates	¥(26)	¥95	¥423
Net realized gains on dispositions of marketable securities and other investments	693	453	1,009
Other-than-temporary impairment loss on marketable securities and other investments	(4,007)	(13,424)	(4,030)
Foreign exchange gains (losses), net	(615)	(1,575)	(1,034)
Rental revenue received	2,524	1,804	1,765
Dividends income	4,652	4,819	4,362
Penalties and compensation for damages	2,204	1,605	1,419
Other, net	259	449	(18)

Total	¥5,684	¥(5,774)	¥3,896